Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2055 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2055 Fund - Class K6
Bar Chart Table:
Annual Return 2019	26.76%
Annual Return 2020	17.95%
Annual Return 2021	16.46%
Annual Return 2022	(18.92%)